Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 695,076	$ 99,984	¥ 642,432
Current	617,737	88,859	573,259
Non-current	77,339	11,125	69,173
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	195,245	28,085	209,773
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 499,831	$ 71,899	¥ 432,659